Loans And Allowance For Credit Losses (Changes In Allowance For Credit Losses By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	¥ 1,335,987		¥ 1,285,507
Provision (credit) for credit losses	(60,229)		80,012
Charge-offs	118,859		76,343
Recoveries	15,066		15,709
Net charge-offs	103,793		60,634
Others	11,482	[1]	(3,253)	[1]
Allowance for credit losses, at end of period	1,183,447		1,301,632
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	1,068,463		984,308
Provision (credit) for credit losses	(47,102)		70,963
Charge-offs	102,320		40,131
Recoveries	11,607		12,193
Net charge-offs	90,713		27,938
Others	3,963	[1]	(3,809)	[1]
Allowance for credit losses, at end of period	934,611		1,023,524
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	157,209		171,837
Provision (credit) for credit losses	(15,078)		(1,983)
Charge-offs	525		9,921
Recoveries	121		224
Net charge-offs	404		9,697
Others	3	[1]
Allowance for credit losses, at end of period	141,730		160,157
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	51,870		68,903
Provision (credit) for credit losses	4,193		7,307
Charge-offs	12,286		17,722
Recoveries	1,729		1,387
Net charge-offs	10,557		16,335
Allowance for credit losses, at end of period	45,506		59,875
UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	58,445		60,459
Provision (credit) for credit losses	(2,242)		3,725
Charge-offs	3,728		8,569
Recoveries	1,609		1,905
Net charge-offs	2,119		6,664
Others	7,516	[1]	556	[1]
Allowance for credit losses, at end of period	¥ 61,600		¥ 58,076

[1]	Others are principally comprised of gains or losses from foreign exchange translation.